TYPE:	13F-HR
PERIOD	12/31/2009
FILER
   CIK	0001476804
   CCC	afkncc5*
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Roundview Capital, LLC
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      588 7110.0000 SH      Sole                7110.0000
AT&T Inc                       COM              00206R102      276 9860.0000 SH      Sole                9860.0000
Altria Group Inc               COM              02209S103      512 26094.0000 SH     Sole               26094.0000
Apple Computer Inc             COM              037833100      564 2676.0000 SH      Sole                2676.0000
Bank of America Corp           COM              060505104      658 43669.0000 SH     Sole               42719.0000          950.0000
Beckman Coulter Inc            COM              075811109      357 5450.0000 SH      Sole                5375.0000           75.0000
Becton Dickinson & Co Com      COM              075887109      209 2645.0000 SH      Sole                2645.0000
Berkshire Hthwy Cl A           COM              084670108     1587  16.0000 SH       Sole                  15.0000            1.0000
Berkshire Hthwy Cl B           COM              084670207     6224 1894.0000 SH      Sole                1705.0000          189.0000
Blue Chip Value Fund Inc       COM              095333100      461 146260.0000 SH    Sole              146260.0000
Boulder Total Return Fund      COM              101541100      864 67891.0000 SH     Sole               62432.0000         5459.0000
Bristol-Myers Squibb Co        COM              110122108      227 8985.0000 SH      Sole                8985.0000
Burlington Northern Santa Fe   COM              12189T104      496 5025.0000 SH      Sole                5025.0000
Canadian Natural Resources     COM              136385101      863 12000.0000 SH     Sole               11800.0000          200.0000
Cardinal Health Inc            COM              14149y108      530 16425.0000 SH     Sole               16425.0000
Charles Schwab Corp Com        COM              808513105      345 18324.0000 SH     Sole               18204.0000          120.0000
Cisco Systems Inc Com          COM              17275R102      800 33405.0000 SH     Sole               32555.0000          850.0000
Citigroup Inc Com              COM              172967101      410 123960.0000 SH    Sole              122160.0000         1800.0000
Coca Cola Co Com               COM              191216100      940 16493.0000 SH     Sole               16133.0000          360.0000
Comcast Corp-Special Cl A      COM              20030N200      750 46860.0000 SH     Sole               46360.0000          500.0000
Costco Wholesale Corp          COM              22160K105      484 8185.0000 SH      Sole                7985.0000          200.0000
Diamonds Trust Series I        COM              252787106      281 2703.0000 SH      Sole                2453.0000          250.0000
Disney Walt Co Com             COM              254687106      815 25263.0000 SH     Sole               24463.0000          800.0000
Dow Chemical                   COM              260543103      247 8923.0000 SH      Sole                8900.0000           23.0000
E*Trade Financial Corp         COM              269246104      520 295400.0000 SH    Sole              265400.0000        30000.0000
EMC Corp Mass Com              COM              268648102      195 11190.0000 SH     Sole               11190.0000
Eaton Corp                     COM              278058102      681 10700.0000 SH     Sole               10700.0000
Elements Rogers Total Return   COM              870297801      204 26050.0000 SH     Sole               26050.0000
Emerson Electric Company       COM              291011104      330 7735.0000 SH      Sole                7635.0000          100.0000
Exxon Mobil Corporation        COM              30231G102     1158 16981.0000 SH     Sole               16906.0000           75.0000
FedEx Corp                     COM              31428X106     1365 16360.0000 SH     Sole               16260.0000          100.0000
Fluor Corp                     COM              343412102      630 13981.0000 SH     Sole               13981.0000
Ford Motor Company             COM              345370860      370 37000.0000 SH     Sole               36000.0000         1000.0000
General Elec Co Com            COM              369604103      914 60426.0000 SH     Sole               59790.0000          636.0000
Greenlight Capital Re Ltd ADR  COM              G4095J109      398 16870.0000 SH     Sole                6870.0000        10000.0000
Harley-Davidson Inc            COM              412822108      256 10150.0000 SH     Sole               10150.0000
Hewlett-Packard Co             COM              428236103      783 15208.0000 SH     Sole               15108.0000          100.0000
Home Depot Inc Com             COM              437076102      422 14571.0000 SH     Sole               13971.0000          600.0000
Honeywell Int'l Inc            COM              438516106      619 15800.0000 SH     Sole               15500.0000          300.0000
Hudson City Bancorp Inc        COM              443683107      552 40212.0000 SH     Sole               39712.0000          500.0000
Humana Inc                     COM              444859102      402 9150.0000 SH      Sole                9150.0000
Intel Corp Com                 COM              458140100      453 22189.0000 SH     Sole               21989.0000          200.0000
Intl Business Machines Corp    COM              459200101     1582 12088.0000 SH     Sole               11873.0000          215.0000
Johnson & Johnson Com          COM              478160104     1027 15951.0000 SH     Sole               15851.0000          100.0000
Kraft Foods Inc A              COM              50075N104      233 8581.0000 SH      Sole                8381.0000          200.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      323 4310.0000 SH      Sole                4185.0000          125.0000
Legg Mason Inc                 COM              524901105      383 12700.0000 SH     Sole               12700.0000
Leucadia Natl Corp Com         COM              527288104     2643 111100.0000 SH    Sole              100900.0000        10200.0000
MEMC Electronic Materials      COM              552715104      306 22450.0000 SH     Sole               22450.0000
McDonald's Corporation         COM              580135101      543 8703.0000 SH      Sole                8620.0000           83.0000
Merck & Co Inc Com             COM              589331107      367 10045.0000 SH     Sole                9695.0000          350.0000
Mercury Genl Corp New Com      COM              589400100      811 20650.0000 SH     Sole               20550.0000          100.0000
Microsoft Corp Com             COM              594918104      616 20198.0000 SH     Sole               20048.0000          150.0000
Mirant Corp                    COM              604675108      388 25400.0000 SH     Sole               25400.0000
Mohawk Industries Inc          COM              608190104      716 15050.0000 SH     Sole               15050.0000
NCR Corporation                COM              62886e108      397 35700.0000 SH     Sole               35700.0000
NY Community Bancorp           COM              649445103      341 23500.0000 SH     Sole               23500.0000
Nike Inc Cl B                  COM              654106103     1648 24945.0000 SH     Sole               24420.0000          525.0000
Nordstrom Inc                  COM              655664100      383 10200.0000 SH     Sole                9800.0000          400.0000
Oracle Corp Com                COM              68389x105      349 14245.0000 SH     Sole               14245.0000
Pfizer Inc Com                 COM              717081103      213 11684.0000 SH     Sole               11547.0000          137.0000
PowerShares DB Commodity Ind   COM              73935S105      423 17200.0000 SH     Sole               16850.0000          350.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      307 6715.0000 SH      Sole                6170.0000          545.0000
Procter & Gamble Co Com        COM              742718109      499 8227.0000 SH      Sole                8147.0000           80.0000
RLI Corp Com                   COM              749607107      642 12050.0000 SH     Sole               12050.0000
SPDR S&P Biotech ETF           COM              78464A870      558 10400.0000 SH     Sole               10400.0000
Schlumberger Ltd Com           COM              806857108      323 4970.0000 SH      Sole                4845.0000          125.0000
Shaw Communications Inc B      COM              82028K200      555 27000.0000 SH     Sole               27000.0000
Starbucks Corp                 COM              855244109      409 17750.0000 SH     Sole               17450.0000          300.0000
StreetTracks Gold Trust        COM              78463V107      311 2900.0000 SH      Sole                2850.0000           50.0000
Tejon Ranch Co                 COM              879080109      293 10040.0000 SH     Sole                9940.0000          100.0000
Terex Corporation              COM              880779103      315 15900.0000 SH     Sole               15900.0000
Tupperware Corporation         COM              899896104      648 13925.0000 SH     Sole               13925.0000
USG Corp                       COM              903293405      991 70550.0000 SH     Sole               57950.0000        12600.0000
Verizon Communications Inc     COM              92343V104      457 13795.0000 SH     Sole               13325.0000          470.0000
Vodafone Group PLC-SP ADR      COM              92857W209      401 17385.0000 SH     Sole               17035.0000          350.0000
Wal Mart Stores Inc Com        COM              931142103      710 13280.0000 SH     Sole               13130.0000          150.0000
Wells Fargo & Co New Com       COM              949746101      751 27843.0000 SH     Sole               26843.0000         1000.0000
White Mountains Ins Group Com  COM              g9618e107      296 890.0000 SH       Sole                 870.0000           20.0000
YUM! Brands Inc                COM              988498101      205 5850.0000 SH      Sole                5800.0000           50.0000
eBay Inc                       COM              278642103      225 9545.0000 SH      Sole                9545.0000
iShares DJ US Real Estate      COM              464287739      255 5560.0000 SH      Sole                5460.0000          100.0000
iShares S&P Pref Stk Indx Fn   COM              464288867      343 9350.0000 SH      Sole                9350.0000
Aberdeen Asia-Pacific Income   COM              003009107       64 10300.000 SH      Sole                10300.000
Alliancebernstein In II NJ-A   COM              01864E805      133 14097.061 SH      Sole                14097.061
Blackrock MuniHldgs Insd II    COM              09254C107      800 61500.000 SH      Sole                61500.000
Nuveen Floating Rate Income Fu COM              67072T108     2368 228768.000 SH     Sole               228768.000
Nuveen NY Quality Income Muni  COM              670986108      133 10000.000 SH      Sole                10000.000
iShares IBOXX H/Y Corp Bond    COM              464288513     1029 11710.000 SH      Sole                11475.000           235.000
iShares Lehman Treas Infl Prot COM              464287176      286 2750.000 SH       Sole                 2750.000